Disclosure on individual items of the consolidated financial statements (Details) - Schedule of reconciliation of the effective tax rate - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of The Effective Tax Rate Abstract
Profit (loss) before tax	€ (16,335)	€ (87,227)	€ (10,325)
Tax using the Company's domestic tax rate	4,815	25,710	3,043
Difference in tax rates	(525)	(10,516)
Non-deductible expenses	(130)	(582)	(30)
Non-taxable income	344
Additions for tax purposes	(84)
Non-recognition of deferred taxes on losses	(6,738)	(7,319)	(2,968)
True up on deferred taxes from prior year	527
Permanent differences	(795)	(7,736)
Others	14	30
Taxes on income	€ (2,572)	€ (413)	€ 45